REVENUE - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Discounts and incentives	$ 17.0	$ 9.5	$ 11.3
Gross receivables from members and customers	71.8	38.6
Undeposited funds	13.5	14.1
Allowance for expected credit losses	5.9	2.3
Capitalized sales commission and referral fees	13.2	6.3	9.4
Amortization expense	9.1	7.4	$ 7.0
Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized balances	8.6	5.0
Other non-current assets
Disaggregation of Revenue [Line Items]
Capitalized balances	$ 1.4	$ 0.8
Memberships - initiation fees
Disaggregation of Revenue [Line Items]
Recognition period	3 years
Memberships - annual dues
Disaggregation of Revenue [Line Items]
Recognition period	12 months
Memberships - subsequent recurring contract renewals
Disaggregation of Revenue [Line Items]
Recognition period	12 months